Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	December 31, 2021 $	December 31, 2020 $
Prepaid expenses	49,919	25,053
Other current assets	29,988	17,478
Deposits	21,542	9,376
Foreign exchange contracts	1,824	16,340
	103,273	68,247